Earnings per share - Summary of earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Net profit attributable to shareholders, basic	£ 1,934	£ 1,781	£ 1,634	£ 1,471	£ 1,224
Weighted average number of shares, Basic	1,865.9	1,891.8	1,918.5
EPS, Basic	£ 1.036	£ 0.941	£ 0.852	£ 0.763	£ 0.635
Net profit attributable to shareholders, diluted	£ 1,934	£ 1,781	£ 1,634
Weighted average number of shares, Diluted	1,876.7	1,902.8	1,929.3
EPS, Diluted	£ 1.031	£ 0.936	£ 0.847